Litigation, regulatory and similar matters (Narrative) (Detail) - 12 months ended Dec. 31, 2023 € in Thousands, $ in Thousands, £ in Millions, SFr in Millions	CHF (SFr) d	EUR (€) d	GBP (£) d	USD ($) d
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Provisions used in conformity with designated purpose				$ (2,759,000)
Litigation, regulatory and similar matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Provisions used in conformity with designated purpose				(2,344,000)
Non-core and Legacy | Litigation, regulatory and similar matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Provisions used in conformity with designated purpose				(2,036,000)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision French Court | €		€ 3,700,000
Civil damages award announcement of the French Court | €		800,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €		1,100,000
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal | €		1,000,000
Civil damages award announcement of the French Court of Appeal | €		800,000
Fine overturned French Supreme Court | €		3,750
Confiscation overturned French Supreme Court | €		1,000,000
Civil damages award overturned French Supreme Court | €		800,000
Civil damages award reimbursed | €		800,000
Fine decision French Court of Appeal | €		3,750
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | €		2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				125,000
Minimum total claims against all defendants				2,000,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		€ 172,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				141,000
Mortgage-related matters | DOJ RMBS settlement | Non-core and Legacy | Litigation, regulatory and similar matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Provisions used in conformity with designated purpose				$ (1,400,000)
Mortgage-related matters | DOJ RMBS settlement | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Increase of customer relief per annum	5.00%	5.00%	5.00%	5.00%
Mortgage-related matters | Action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				$ 374,000
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2006-8 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				436,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-1 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				420,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-2 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				495,000
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2007-3 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				206,000
Rates-related matters | Foreign exchange trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		€ 83,300
Rates-related matters | SSA bonds trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		€ 11,900
Customer account matters | Former relationship manager | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Geneva criminal court				130,000
Customer account matters | Singapore civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Singapore International Commercial Court				$ 742,730
Time to pay awarded damages into court deposit | d	21	21	21	21
Customer account matters | Bermuda civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Civil damage award Supreme Court of Bermuda				$ 607,350
Time to pay awarded damages to escrow account | d	42	42	42	42
Bermuda statutory rate	3.50%	3.50%	3.50%	3.50%
Escrow account release				$ 75,000
Plaintiffs bank guarantee for the remaining judgment debt				536,640
Mozambique matter | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Sanctions paid				275,000
Restitution paid				22,600
Penalty paid				200,000
Debt forgiven				$ 200,000
Bulgarian former client matter | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision Swiss Federal Criminal Court | SFr	SFr 2
Client assets seized decision Swiss Federal Criminal Court | SFr	12
Compensatory claim ordered decision Swiss Federal Criminal Court | SFr	SFr 19
SCFF | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Highest-ranking managers to have their responsibilities defined	600	600	600	600
Business relationships to be reviewed	500	500	500	500
Archegos | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Civil penalty agreed to be paid				$ 269,000
Penalty agreed to be paid | £			£ 87